Capital Stock	12 Months Ended
Dec. 31, 2020
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Capital Stock
NOTE 31. CAPITAL STOCK

The capital stock structure is detailed in Schedule K.
Due to the spin-off-merger in Tarjetas Regionales S.A. non-controlling interest, mentioned in Note 15.1, the Company increased its capital by 47,927,494 Class B shares.
On March 16, 2021 the capital increase of Grupo Financiero Galicia S.A. was registered with the Public Registry of Commerce.
The expenses related to the capital increase amounted to Ps. 13,149 and are deducted from the share premium.
The Company has no own shares in portfolio.
The Company’s shares are listed on Bolsas y Mercados Argentinos (BYMA), Mercado Abierto Electrónico S.A. (MAE) and the National Association of Securities Dealers Automated Quotation (NASDAQ).